Legal Reserve	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Legal Reserve [Abstract]
LEGAL RESERVE

19.	LEGAL RESERVE

Under the provisions of the Civil and Commercial Code, GF Cash (CIT) is required to set aside as a legal reserve at least 5% of the profits arising from the business of the Company at each dividend distribution until the reserve is not less than 10% of the registered share capital. The legal reserve is non-distributable. The legal reserve balance was $223,500 as at 30 June, 2019 and 31 December 2018.

18.	LEGAL RESERVE

Under the provisions of the Civil and Commercial Code, GF Cash (CIT) is required to set aside as a legal reserve at least 5% of the profits arising from the business of the Company at each dividend distribution until the reserve is not less than 10% of the registered share capital. The legal reserve is non-distributable. The legal reserve balance was $223,500 as of 31 December 2018 and 2017.